COMMITMENTS AND CONTINGENCIES, Litigation (Details) - Sevic Lawsuit [Member] - Damages from Product Defects [Member]	1 Months Ended
	Oct. 31, 2021 USD ($) PurchaseOrder	Dec. 31, 2021 USD ($)
Litigation [Abstract]
Number of signed purchase orders terminated | PurchaseOrder	2
Money awarded for cost of goods awarded	$ 465,400
Total damages	$ 628,109
Restricted cash		$ 465,524